Notes to the consolidated statements of income (Tables)	3 Months Ended
Mar. 31, 2024
Notes to the consolidated statements of income
Schedule of revenue

Revenue

in € THOUS

	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

	For the three months ended March 31, 2024
Health care services	3,365,334	382,930	—	3,748,264
Health care products	954,084	—	22,174	976,258
Total	4,319,418	382,930	22,174	4,724,522

	For the three months ended March 31, 2023
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Health care services	3,465,868	246,863	—	3,712,731
Health care products	976,569	—	14,918	991,487
Total	4,442,437	246,863	14,918	4,704,218

Schedule of disaggregation of revenue by categories

Disaggregation of revenue by categories

in € THOUS

	For the three months ended
	March 31,
	2024	2023
Care Delivery
US	3,101,758	3,002,715
International	686,396	752,832
Total (1)	3,788,154	3,755,547

Care Enablement
Total (including inter-segment revenues) (1)	1,297,058	1,310,529
Inter-segment eliminations	(360,690)	(361,858)
Total Care Enablement revenue external customers	936,368	948,671
Total	4,724,522	4,704,218

(1)	For further information on segment revenues, see note 12.

Schedule of selling, general and administrative expenses

Selling, general and administrative expense

in € THOUS

	For the three months ended
	March 31,
	2024	2023
Distribution costs	190,562	203,278
General and administrative expense	585,082	578,876
Selling, general and administrative expense	775,644	782,154

Schedule of amounts included in other operating income

Other operating income

in € THOUS

	For the three months ended
	March 31,
	2024	2023
Foreign exchange gains	61,676	72,140
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	3,144	13,625
Revaluation of certain investments	15,197	19,286
Income from strategic transactions and programs	3,106	—
Other	30,376	12,420
Other operating income	113,499	117,471

Schedule of amounts included in other operating expense

Other operating expense

in € THOUS

	For the three months ended
	March 31,
	2024	2023
Foreign exchange losses	70,415	84,403
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	2,064	10,539
Expenses from strategic transactions and programs	154,955	83,439
Other	19,101	16,895
Other operating expense	246,535	195,276

Schedule of expenses from strategic transactions and programs

Expenses from strategic transactions and programs

in € THOUS

	For the three months ended
	March 31,
	2024	2023
Derecognition of capitalized development costs and termination costs(1)	—	59,113
Legacy Portfolio Optimization	—	59,113
Impairment of intangible and tangible assets(2)	1,047	24,326
Legacy Portfolio Optimization	—	24,326
FME25 Program	1,047	—
Impairment resulting from the measurement of assets held for sale	123,552	—
Legacy Portfolio Optimization	123,552	—
Loss from the sale of business	24,988	—
Legacy Portfolio Optimization	24,988	—
Other(3)	5,368	—
Legacy Portfolio Optimization	4,152	—
Legal Form Conversion Costs	1,216	—
Expenses from strategic transactions and programs	154,955	83,439

(1)	Primarily R&D expense.
(2)	For the three months ended March 31, 2024 and 2023, the amounts relate primarily to cost of revenues and R&D expense, respectively.
(3)	Primarily selling, general and administrative expense.

Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended
	March 31,
	2024	2023
Numerator:
Net income attributable to shareholders of FME AG	70,959	86,362

Denominators:
Weighted average number of shares outstanding	293,413,449	293,413,449
Potentially dilutive shares	—	—

Basic earnings per share	0.24	0.29
Diluted earnings per share	0.24	0.29